Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
During the six months ended June 30, 2023, the Group acquired assets at a cost of £14,346,000, of which £10,506,000 related to assets under construction, primarily relating to leasehold improvements at the Group’s premises in Milton Park, Oxfordshire, £139,000 were additions to leasehold improvements, £121,000 were additions to computer equipment, £47,000 were additions to office furniture and equipment and £3,533,000 were additions to plant and equipment, primarily laboratory equipment. The depreciation charge for the period was £2,689,000.

During the six months ended June 30, 2023, £18,392,000 was transferred from assets under construction to leasehold improvements which constituted costs relating to the fit-out of premises leased by the Group. An additional £4,483,000 was transferred from assets under construction to plant and equipment for assets now installed; primarily at our premises in Milton Park.
No disposals of property plant and equipment were made during the six months ended June 30, 2023.